UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2007
Estimated average burden
FORM N-Q	hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2007

Date of Reporting Period: February 28, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MUNICIPAL BONDS & NOTES—95.0%
	Alabama—4.0%
$10,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/30, Ser. A	Baa1/NR	$10,341,300
	Birmingham Waterworks & Sewer Board Rev., Ser. B,
	(Pre-refunded @ $100, 1/1/13) (MBIA)(a),
1,145	5.00%, 1/1/27	Aaa/AAA	1,203,888
10,000	5.00%, 1/1/37	Aaa/AAA	10,435,100
18,000	5.25%, 1/1/33 (f)	NR/NR	19,292,580
1,750	Huntsville Health Care Auth. Rev., 5.75%, 6/1/32, Ser. B	A2/NR	1,896,335
16,580	Jefferson Cnty. Sewer Rev.,
	4.75%, 2/1/38, Ser. B, (Pre-refunded @ $100, 8/1/12) (FGIC)(a)	Aaa/AAA	17,475,154
			60,644,357

	Alaska—0.2%
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,640,490

	Arizona—2.4%
1,300	Health Facs. Auth. Rev, John Lincoln Health Network, 5.75%, 12/1/32	NR/BBB	1,389,999
33,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/37, Ser. A (f)	Aa1/AA	35,354,880
			36,744,879

	Arkansas—0.1%
13,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	2,207,790

	California—2.1%
9,610	Alameda Corridor Transportation Auth. Rev., zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,565,456
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1,
3,300	6.25%, 6/1/33	Baa3/BBB	3,709,431
9,000	6.75%, 6/1/39	Baa3/BBB	10,353,870
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax, 6.30%, 9/1/23, Ser. A	NR/NR	1,063,010
4,000	Southern California Public Power Auth., Transmission Project Rev.,
	zero coupon, 7/1/13	Aa3/A+	3,129,480
	Univ. Rev.,
4,430	4.75%, 5/15/37, Ser. C (MBIA)	Aaa/AAA	4,571,361
2,900	4.75%, 5/15/38, Ser. B	Aa3/AA-	2,972,616
			32,365,224

	Colorado—5.3%
30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	15,561,300
5,000	Denver City & Cnty., CP,
	5.50%, 12/1/25, Ser. B, (Pre-refunded @ $101, 12/1/10) (AMBAC)(a)	Aaa/AAA	5,365,750
	E-470 Public Highway Auth. Rev., Ser. B (MBIA),
20,000	zero coupon, 9/1/35	Aaa/AAA	5,217,600
15,000	zero coupon, 9/1/37	Aaa/AAA	3,523,800
	Health Facs. Auth. Rev.,
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,914,750
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	19,408,791
6,500	Retirement Facs. Rev., Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,411,980
			79,403,971

	District of Columbia—1.2%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28, (Pre-refunded @ $100, 10/1/08) (AMBAC)(a)	Aaa/AAA	17,809,925

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Florida—3.9%
$6,520	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	$6,804,859
	Highlands Cnty. Health Facs. Auth. Rev.,
2,830	Adventist, 5.00%, 11/15/31, Ser. C	A2/A+	2,947,247
8,000	Adventist/Sunbelt, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (a)	A2/NR	8,871,360
	Hillsborough Cnty. Industrial Dev. Auth. Rev.,
635	Health Fac. Project, 5.625%, 8/15/23	Baa2/BBB	662,134
2,335	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	2,470,080
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa2/AA	7,585,432
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32, (Pre-refunded @ $101, 11/15/12) (a)	A2/NR	12,671,620
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project, 5.50%, 7/1/32	Baa1/BBB+	3,144,720
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health System (a),
2,550	5.625%, 11/15/32, (Pre-refunded @ $101, 11/15/12)	A2/A+	2,819,127
5,000	6.25%, 11/15/24, (Pre-refunded @ $100, 11/15/12)	A2/A+	5,646,200
5,000	Sumter Landing Community Dev. Dist. Rev., 4.75%, 10/1/35, Ser. A (MBIA)(f)	NR/AAA	5,167,000
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)	Aaa/AAA	565,350
			59,355,129

	Georgia—0.7%
4,000	Atlanta Water & Wastewater Rev., 5.00%, 11/1/39, Ser. A (MBIA)	Aaa/AAA	4,175,000
1,500	Grantor Trust Gov't, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,628,355
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	5,232,672
			11,036,027

	Hawaii—1.3%
19,170	Honolulu City & Cnty. Wastewater System Rev., First Board Resolution,
	4.75%, 7/1/28 (FGIC)	Aaa/NR	19,600,175

	Illinois—20.0%
	Central Lake Cnty. Water Agcy. Rev., Ser. A (AMBAC),
3,610	5.125%, 5/1/28	Aaa/NR	3,828,549
8,150	5.125%, 5/1/32, (Pre-refunded @ $100, 11/1/12) (a)	Aaa/NR	8,763,206
5,050	Chicago, GO, 5.125%, 1/1/29, Ser. A (FGIC)	Aaa/AAA	5,197,359
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,434,817
6,700	6.75%, 12/1/32	NR/NR	7,291,275
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	10,543,139
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,949,450
4,500	zero coupon, 12/1/31	Aaa/AAA	1,529,505
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aaa/AAA	8,741,512
29,145	zero coupon, 1/1/38	Aaa/AAA	7,438,678
32,670	zero coupon, 1/1/39	Aaa/AAA	7,977,034
7,000	Chicago Midway Airport Rev., 5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,184,100
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,378,500
	Dev. Finance Auth. Retirement Housing Rev., Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,985,400
134,650	zero coupon, 7/15/25	NR/AAA	61,101,477
	Health Facs. Auth. Rev,
5,000	Condell Medical Center, 5.50%, 5/15/32	Baa2/NR	5,240,750
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	A2/NR	21,532,326
	Metropolitan Pier & Exposition Auth. Rev. (MBIA),
60,000	zero coupon, 12/15/30	Aaa/AAA	22,022,400
50,000	zero coupon, 12/15/33	Aaa/AAA	16,045,000
2,460	zero coupon, 6/15/38	Aaa/AAA	644,225

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Illinois—(continued)
$4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	$4,729,410
10,000	Springfield Rev., 5.00%, 3/1/35 (MBIA)	Aaa/AAA	10,663,200
10,000	State, GO, 5.00%, 3/1/34, Ser. A	Aa3/AA	10,535,900
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	64,776,728
			301,533,940

	Indiana—0.5%
	Brownsburg 1999 School Building Corp. Rev., Ser. A,
	(Pre-refunded @ $100, 9/15/13) (FSA)(a),
1,000	5.00%, 9/15/25	Aaa/AAA	1,077,770
2,000	5.25%, 3/15/25	Aaa/AAA	2,184,360
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B-	4,259,557
500	State Bank Rev., Hendricks, 5.25%, 4/1/30, Ser. D (AMBAC)	Aaa/AAA	530,540
			8,052,227

	Iowa—3.9%
2,300	Higher Education Loan Auth. Rev., Grandview College, 5.10%, 10/1/36	NR/NR	2,366,815
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
46,000	zero coupon, 6/1/34	Baa3/BBB	46,721,280
8,850	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (a)	NR/AAA	9,561,186
			58,649,281

	Kansas—0.2%
2,800	Univ. of Kansas Hospital Auth. Health Facs. Rev.,
	5.625%, 9/1/32, (Pre-refunded @ $100, 9/1/12) (a)	NR/AAA	3,071,348

	Kentucky—0.3%
	Economic Dev. Finance Auth., Hospital Facs. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	2,632,950
1,945	St. Luke's Hospital, 6.00%, 10/1/19, Ser. B	A3/A	2,170,250
			4,803,200

	Louisiana—4.6%
20,400	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	21,622,572
	Tobacco Settlement Financing Corp. Rev., Ser. 2001-B,
36,395	5.875%, 5/15/39	Baa3/BBB	39,107,519
8,000	5.875%, 5/15/39 (f)	Baa3/BBB	8,596,240
			69,326,331

	Maryland—0.1%
1,000	State Health & Higher Educational Facs. Auth. Rev., Adventist Healthcare,
	5.75%, 1/1/25, Ser. A	Baa2/NR	1,073,170

	Massachusetts—3.7%
1,300	Bay Transportation Auth. Rev., General Transportation System,
	4.75%, 3/1/21, Ser. A (MBIA)	Aaa/AAA	1,326,182
14,500	Bay Transportation Auth., Special Assessment, 4.75%, 7/1/34, Ser. A (f)	NR/NR	14,992,710
	State College Building Auth. Project Rev., Ser. B (XLCA),
5,560	5.50%, 5/1/28	Aaa/AAA	6,742,667
7,645	5.50%, 5/1/33	Aaa/AAA	9,408,396
5,000	5.50%, 5/1/39	Aaa/AAA	6,244,050
4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	4,350,148
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,126,036
			55,190,189

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Michigan—2.4%
	Detroit City School Dist., GO, Ser. A (a),
$8,500	5.00%, 5/1/32, (Pre-refunded @ $100, 5/1/13) (FGIC)	Aaa/AAA	$9,127,130
1,750	5.125%, 5/1/31, (Pre-refunded @ $100, 5/1/12) (FSA)	Aaa/AAA	1,869,385
2,500	Detroit Water Supply System Rev., 5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,603,225
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa2/AA	5,305,200
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	14,461,470
1,925	6.00%, 4/1/22	A2/A	2,104,641
			35,471,051

	Minnesota—0.1%
280	Minneapolis, Grant Park Project, Tax Allocation, 5.35%, 2/1/30	NR/NR	284,390
500	Oronoco Rev., 5.40%, 6/1/41	NR/NR	508,320
			792,710

	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB-	3,617,690
740	Dev. Bank Special Obligation, Projects & Equipment Acquisitions Rev.,
	5.00%, 7/1/24 (AMBAC)	Aaa/AAA	770,532
			4,388,222

	Missouri—0.2%
905	Hanley Road & North of Folk Ave. Transportation Dist. Rev., 5.00%, 10/1/25	NR/NR	915,489
1,500	St. Louis Parking Facs. Rev., Downtown Parking Fac.,
	6.00%, 2/1/28, (Pre-refunded @ $100, 2/1/12) (AMBAC)(a)	NR/NR	1,652,715
			2,568,204

	Nevada—1.7%
	Clark Cnty., GO (FGIC),
1,450	5.00%, 6/1/31	Aaa/AAA	1,503,070
1,950	5.00%, 6/1/31, (Pre-refunded @ $100, 6/1/11) (a)	Aaa/AAA	2,053,974
	Reno Transportation Project Rev., (Pre-refunded @ $100, 6/1/12) (AMBAC)(a),
3,960	5.125%, 6/1/27	Aaa/AAA	4,237,952
2,000	5.125%, 6/1/32	Aaa/AAA	2,140,380
3,500	5.125%, 6/1/37	Aaa/AAA	3,745,665
7,570	5.25%, 6/1/41	Aaa/AAA	8,146,153
3,290	Truckee Meadows Water Auth. Rev.,
	5.125%, 7/1/30, Ser. A, (Pre-refunded @ $100, 7/1/11) (FSA)(a)	Aaa/AAA	3,484,933
			25,312,127

	New Hampshire—0.2%
	Health & Education Facs. Auth. Rev., Catholic Medical Center,
360	6.125%, 7/1/32	Baa1/BBB+	395,968
2,640	6.125%, 7/1/32, (Pre-refunded @ $101, 7/1/12) (a)	Baa1/BBB+	2,966,911
			3,362,879

	New Jersey—2.5%
	Economic Dev. Auth., Kapkowski Landfill,
4,000	5.75%, 10/1/21	Baa3/NR	4,485,840
11,405	5.75%, 4/1/31	Baa3/NR	12,744,859
	Economic Dev. Auth. Rev.,
	Arbor Glen,
525	6.00%, 5/15/28	NR/NR	542,997
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	240,098
250	Seashore Gardens, 5.375%, 11/1/36	NR/NR	256,172

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	New Jersey—(continued)
$3,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	$3,834,180
	Tobacco Settlement Financing Corp. Rev. (a),
1,285	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12)	Aaa/AAA	1,427,082
3,095	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12)	Aaa/AAA	3,455,506
6,150	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13)	Aaa/AAA	7,027,175
2,500	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13)	Aaa/AAA	2,925,700
			36,939,609

	New Mexico—0.3%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,030,200

	New York—3.8%
1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,290,252
10,000	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35 (f)	Aa3/AA-	11,755,900
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	11,173,036
10,000	5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/15/13) (a)	A2/AAA	10,973,300
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
4,750	5.00%, 6/15/37, Ser. D (f)	Aa2/AA+	5,050,675
7,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	7,388,010
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	7,047,730
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,124,780
			56,803,683

	North Carolina—0.0%
550	North Carolina Medical Care Commission Rev., Salemtowne, 5.10%, 10/1/30	NR/NR	560,830

	Ohio—0.5%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA-	7,960,275

	Oklahoma—0.5%
6,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	6,781,190

	Pennsylvania—2.4%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. B,
530	9.25%, 11/15/15	Ba3/B+	629,847
1,000	9.25%, 11/15/22	Ba3/B+	1,188,390
5,700	9.25%, 11/15/30	Ba3/B+	6,773,823
4,500	Cumberland Cnty. Auth., Retirement Community Rev., Wesley Affiliated Services,
	7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (a)	NR/NR	5,360,670
1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,284,462
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,245,600
3,750	5.125%, 6/1/32	NR/A	3,921,638
3,000	Philadelphia, GO, 5.25%, 9/15/25, Ser. 2001 (FSA)	Aaa/AAA	3,158,730
5,000	Philadelphia Auth. Industrial Dev. Lease Rev., 5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,289,600
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev., 5.00%, 2/1/29 (AMBAC)	Aaa/AAA	514,630
	Radnor Township School Dist., GO, Ser. B (FSA),
1,670	5.00%, 2/15/35	Aaa/NR	1,787,401
830	5.00%, 2/15/35, (Pre-refunded @ $100, 8/15/15) (a)	Aaa/NR	908,883
			36,063,674

	Puerto Rico—0.3%
4,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	4,461,408

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Rhode Island—4.4%
$62,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$66,709,520

	South Carolina—5.3%
27,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner Tomorrow,
	5.50%, 12/1/28, (Pre-refunded @ $101, 12/1/12) (a)	Aaa/AA-	30,589,695
18,120	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A-	19,320,088
	Lexington Cnty., Health Services Dist. Hospital Rev.,
15,000	5.50%, 11/1/32	A2/A	16,157,250
3,500	5.50%, 5/1/37	A2/A	3,778,495
5,000	5.75%, 11/1/28	A2/A	5,482,100
3,250	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/28, Ser. B	Baa3/BBB	3,487,932
1,180	Transportation Infrastructure Rev.,
	5.00%, 10/1/29, Ser. A, (Pre-refunded @ $100, 10/1/11) (AMBAC)(a)	Aaa/NR	1,247,508
			80,063,068

	Tennessee—0.3%
3,750	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev.,
	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	3,957,037

	Texas—10.8%
	Arlington Independent School Dist., GO (PSF-GTD),
10	5.00%, 2/15/24	Aaa/NR	10,209
990	5.00%, 2/15/24, (Pre-refunded @ $100, 2/15/09) (a)	Aaa/NR	1,015,780
4,480	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	4,957,478
6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp. Rev.,
	5.375%, 1/1/32	NR/A-	6,899,945
2,700	Comal Cnty. Health Facs. Dev., McKenna Memorial Hospital Project Rev.,
	6.25%, 2/1/32	Baa2/BBB-	2,945,430
5,000	Dallas Area Rapid Transit Rev.,
	5.00%, 12/1/31, (Pre-refunded @ $100, 12/1/11) (AMBAC)(a)	Aaa/AAA	5,295,500
20,000	Frisco Independent School Dist., GO, zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	5,896,800
	Harris Cnty.,
19,750	GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	21,166,075
5,250	Health Facs. Dev. Corp. Rev., St. Luke's Episcopal Hospital,
	5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	5,618,340
25,000	Senior Lien Toll Road Rev., 5.00%, 8/15/30 (FSA)	Aaa/AAA	26,149,500
700	HFDC of Central Texas, Inc., Village at Gleannloch Farms Rev., 5.50%, 2/15/37	NR/NR	719,957
	Keller Independent School Dist., GO (PSF-GTD),
770	4.875%, 8/15/31	Aaa/AAA	782,474
6,730	4.875%, 8/15/31, (Pre-refunded @ $100, 8/15/09) (a)	Aaa/AAA	6,928,939
3,170	Little Elm Independent School Dist., GO, 5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,411,332
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	Aaa/AAA	6,320,312
5,000	Quinlan Independent School Dist., GO, 5.10%, 2/15/32 (PSF-GTD)	Aaa/NR	5,226,150
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BB	2,019,300
	State, GO,
10,025	4.75%, 4/1/35, Ser. A (f)	Aa1/AA	10,295,174
17,500	4.75%, 4/1/36	Aa1/AA	18,019,575
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC),
10,000	zero coupon, 8/15/19	Aaa/AAA	5,983,400
8,880	5.00%, 8/15/42	Aaa/AAA	9,244,258
	State Water Financial Assistance, GO,
3,250	5.00%, 8/1/36	Aa1/AA	3,392,025
1,650	5.25%, 8/1/35	Aa1/AA	1,748,901
8,000	Wichita Falls Water & Sewer Rev.,
	5.00%, 8/1/27, (Pre-refunded @ $100, 8/1/11) (AMBAC)(a)	Aaa/AAA	8,442,240
			162,489,094

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Utah—3.0%
$44,150	Utah Transit Auth. Rev., 4.75%, 6/15/35, Ser. B (FSA)(f)	NR/NR	$45,882,005

	Virginia—0.5%
	Fredericksburg Industrial Dev. Auth., Medicorp Health System Rev., Ser. B,
2,500	5.125%, 6/15/33	A3/NR	2,589,125
4,000	5.25%, 6/15/27	A3/NR	4,179,360
			6,768,485

	Washington—0.3%
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,204,850

	Wisconsin—0.7%
	Badger Tobacco Asset Securitization Corp.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,204,515
8,170	6.125%, 6/1/27	Baa3/BBB	8,751,377
	State Health & Educational Facs. Auth. Rev., Froedert & Community Health Obligation,
90	5.375%, 10/1/30	NR/AA-	95,253
910	5.375%, 10/1/30, (Pre-refunded @ $101, 10/1/11) (a)	NR/AA-	979,251
			11,030,396

	Total Municipal Bonds & Notes (cost—$1,288,741,013)		1,433,108,170

VARIABLE RATE NOTES (b)(c)(d)—4.6%
	Alabama—0.5%
4,450	Jefferson Cnty. Sewer Rev., 10.55%, 2/1/36, Ser. 352 (FGIC)	Aaa/NR	5,320,064
1,400	Montgomery Special Care Facs., Financing Auth. Rev.,
	9.36%, 11/15/29, Ser. 435 (MBIA)	Aaa/NR	1,584,450
			6,904,514
	Colorado—0.2%
2,250	Denver City & Cnty. Airport Rev., 9.36%, 11/15/25, Ser. 425 (FSA)	Aaa/NR	2,572,538

	Florida—0.4%
1,782	Orange Cnty. School Board, CP, 9.36%, 8/1/24, Ser. 328 (MBIA)	Aaa/NR	2,148,468
3,241	State Governmental Utilities Auth. Rev., 9.36%, 10/1/29, Ser. 327 (AMBAC)	Aaa/NR	3,855,818
			6,004,286

	Illinois—0.6%
	Chicago, GO,
1,780	9.99%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	2,183,615
2,200	11.86%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	2,828,980
1,288	Cook Cnty., GO, 9.36%, 11/15/28, Ser. 403 (FGIC)	Aaa/NR	1,560,541
2,000	State, GO, 10.61%, 4/1/27, Ser. 783 (FSA)	Aaa/NR	2,653,400
			9,226,536

	Massachusetts—1.5%
1,400	Boston Water & Sewer Community Rev., 9.40%, 11/1/28, Ser. 434 (FGIC)	Aaa/NR	1,594,390
2,200	State, GO, 10.66%, 11/1/30, Ser. 785 (FGIC-TCRS)	Aaa/NR	3,085,610
	State Turnpike Auth. Rev.,
3,000	9.40%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	3,298,950
5,668	9.40%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	6,419,974
7,366	9.41%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	8,100,022
			22,498,946

	Nevada—0.2%
2,200	State, GO, 9.36%, 5/15/28, Ser. 344 (FGIC)	Aaa/NR	2,346,454

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Ohio—0.1%
$1,580	Hamilton Cnty. Sales Tax Rev., 9.36%, 12/1/27, Ser. 356 (MBIA)	Aaa/NR	$1,789,903

	Pennsylvania—0.3%
	Philadelphia School Dist., GO (MBIA),
1,670	8.11%, 4/1/27, Ser. 345	Aaa/NR	1,793,079
2,677	8.11%, 4/1/27, Ser. 496	NR/AAA	2,874,295
			4,667,374

	Texas—0.7%
2,460	Denton Utility System Rev., 9.99%, 12/1/29, Ser. 428 (MBIA)	Aaa/NR	2,710,182
1,100	Houston Airport System Rev., 9.36%, 7/1/25, Ser. 404 (FGIC)	Aaa/NR	1,181,180
	Houston Water & Sewer System Rev.,
2,200	9.36%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,591,820
3,070	10.61%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	3,925,762
			10,408,944

	Washington—0.1%
1,820	Central Puget Sound Regional Transit Auth. Sales Tax & Motor Rev.,
	8.11%, 2/1/28, Ser. 360 (FGIC)	Aaa/NR	2,012,920

	Total Variable Rate Notes (cost—$56,796,735)		68,432,415

U.S. TREASURY BILLS (e)—0.4%
6,540	4.795%-5.14%, 3/15/07 (cost—$6,527,740)		6,527,740

	Total Investments (cost—$1,352,065,488)—100.0%		$1,508,068,325

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the
New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(b)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Inverse Floaters - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)	Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2007.
(e)	All or partial amount segregated as collateral for futures contracts.
(f)	Residual Interest Bonds held in trust - represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC - insured by American Municipal Bond Assurance Corp.
CP - Certificates of Participation
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GNMA - insured by Government National Mortgage Association
GO - General Obligation Bond
GTD - Guaranteed
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
PSF - Public School Fund
TCRS - Temporary Custodian Receipts
XLCA - insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at February 28, 2007:
			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)
Long:	Financial Future Euro—90 day, June 2007	23	$5,452	6/18/07	$(17,538)
	Financial Future Euro—90 day, September 2007	23	5,462	9/17/07	(7,763)
	Financial Future Euro—90 day, December 2007	23	5,471	12/17/07	863
	Financial Future Euro—90 day, March 2008	23	5,477	3/17/08	7,188
	U.S. Treasury Notes 5 yr. Futures, June 2007	3,789	401,456	6/29/07	2,612,594
Short:	U.S. Treasury Bond Futures, March 2007	(4,933)	(557,429)	3/21/07	2,834,967
	U.S. Treasury Notes 10 yr. Futures, June 2007	(362)	(39,311)	6/20/07	(203,625)
					$5,226,686

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that required enhancements to certain controls. The Registrant's management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140") were not effective.

The Registrant's Management has taken such further actons as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions. However, as discussed above, the registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

(b) In December 2006, the principal executive and financial officers became aware of matters relating to the Registrant’s purchase of certain inverse floating rate obligations that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of the relevant contractual terms and conditions of transfers of securities in connection with the purchase of certain inverse floating rate obligations were not effective in identifying whether these transfers qualified for sale accounting under the provisions of SFAS 140. The Registrant’s management has taken such further actions as are necessary to revise its controls and procedures in order to increase the effectiveness of these controls and procedures in identifying such transactions that require accounting treatment under SFAS 140.

Item 3. Exhibits

(a) Exhibit 99 CERT. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 27, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 27, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 27, 2007